SEGMENT INFORMATION (Q1) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 Segment Licensee	Mar. 31, 2014	Dec. 31, 2014 Segment Licensee	Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Number of business segments	1		1
Number of international licensees	7		7
Revenues per geographic area [Abstract]
Total Revenues	$ 294,648	$ 101,980	$ 863,857	$ 370,568
Total Revenue, percentage (in hundredths)	100.00%	100.00%	100.00%	100.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	95.00%	82.00%	91.00%	75.00%
Customer A [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	93.00%	1.00%	80.00%	8.00%
Customer B [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	2.00%	81.00%	11.00%	67.00%
Reportable Geographical Components [Member] | Domestic [Member]
Revenues per geographic area [Abstract]
Total Revenues	6,802	9,672	37,465	65,546
Total Revenue, percentage (in hundredths)	2.00%	9.00%	4.00%	18.00%
Reportable Geographical Components [Member] | International [Member]
Revenues per geographic area [Abstract]
Total Revenues	$ 287,846	$ 92,308	$ 826,392	$ 305,022
Total Revenue, percentage (in hundredths)	98.00%	91.00%	96.00%	82.00%